Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.66%
Aerospace & Defense–2.92%
Airbus SE (France)	46,830	$8,246,088
Howmet Aerospace, Inc.	53,583	6,951,323
Northrop Grumman Corp.	11,021	5,642,862
		20,840,273
Application Software–2.53%
Intuit, Inc.	12,432	7,633,124
Salesforce, Inc.	39,064	10,483,215
		18,116,339
Asset Management & Custody Banks–1.00%
BlackRock, Inc.	7,571	7,165,800
Automobile Manufacturers–0.21%
Tesla, Inc.(b)	5,831	1,511,162
Broadline Retail–4.31%
Amazon.com, Inc.(b)	161,849	30,793,391
Building Products–0.82%
Johnson Controls International PLC	72,890	5,839,218
Cable & Satellite–0.70%
Comcast Corp., Class A	135,763	5,009,655
Communications Equipment–2.01%
Cisco Systems, Inc.	140,189	8,651,063
Motorola Solutions, Inc.	13,006	5,694,157
		14,345,220
Construction Materials–1.00%
CRH PLC	81,237	7,146,419
Consumer Finance–1.86%
American Express Co.	25,323	6,813,153
Discover Financial Services	38,062	6,497,184
		13,310,337
Consumer Staples Merchandise Retail–1.76%
Walmart, Inc.	143,156	12,567,665
Data Center REITs–0.65%
Digital Realty Trust, Inc.	32,541	4,662,800
Distillers & Vintners–0.61%
Constellation Brands, Inc., Class A(c)	23,763	4,360,986
Diversified Banks–4.97%
JPMorgan Chase & Co.	86,223	21,150,502
U.S. Bancorp	104,790	4,424,234
Wells Fargo & Co.	138,032	9,909,317
		35,484,053
Electric Utilities–1.81%
Constellation Energy Corp.	23,752	4,789,116
PPL Corp.	225,209	8,132,297
		12,921,413
Shares		Value
Electrical Components & Equipment–2.60%
Emerson Electric Co.	73,708	$8,081,345
Hubbell, Inc.	15,790	5,225,070
Rockwell Automation, Inc.	20,460	5,286,455
		18,592,870
Financial Exchanges & Data–0.92%
Cboe Global Markets, Inc.	29,019	6,566,709
Health Care Distributors–1.29%
McKesson Corp.	13,736	9,244,191
Health Care Equipment–3.58%
Boston Scientific Corp.(b)	105,286	10,621,251
Medtronic PLC	89,942	8,082,188
Zimmer Biomet Holdings, Inc.	60,804	6,881,797
		25,585,236
Health Care Facilities–0.70%
Tenet Healthcare Corp.(b)	37,348	5,023,306
Health Care Supplies–0.73%
Cooper Cos., Inc. (The)(b)	61,451	5,183,392
Home Improvement Retail–1.38%
Lowe’s Cos., Inc.	42,355	9,878,457
Hotels, Resorts & Cruise Lines–1.90%
Marriott International, Inc., Class A	28,946	6,894,937
Royal Caribbean Cruises Ltd.	32,692	6,716,245
		13,611,182
Household Products–2.08%
Procter & Gamble Co. (The)	87,386	14,892,322
Human Resource & Employment Services–0.95%
Paylocity Holding Corp.(b)	36,107	6,764,285
Industrial REITs–1.27%
Prologis, Inc.	80,913	9,045,264
Insurance Brokers–1.34%
Arthur J. Gallagher & Co.	27,722	9,570,743
Integrated Oil & Gas–1.85%
Chevron Corp.	79,210	13,251,041
Interactive Media & Services–4.90%
Alphabet, Inc., Class A	105,288	16,281,736
Meta Platforms, Inc., Class A	32,530	18,748,991
		35,030,727
Investment Banking & Brokerage–2.36%
Charles Schwab Corp. (The)	143,905	11,264,883
Raymond James Financial, Inc.	40,359	5,606,269
		16,871,152
IT Consulting & Other Services–1.15%
Accenture PLC, Class A (Ireland)	26,402	8,238,480
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Life Sciences Tools & Services–0.96%
Lonza Group AG (Switzerland)	11,075	$6,841,799
Managed Health Care–2.16%
UnitedHealth Group, Inc.	29,465	15,432,294
Multi-line Insurance–1.39%
American International Group, Inc.	113,918	9,904,031
Multi-Utilities–0.89%
Ameren Corp.	63,482	6,373,593
Oil & Gas Exploration & Production–1.46%
ConocoPhillips	99,470	10,446,339
Oil & Gas Storage & Transportation–0.91%
Cheniere Energy, Inc.	28,193	6,523,860
Passenger Ground Transportation–0.95%
Uber Technologies, Inc.(b)	92,995	6,775,616
Personal Care Products–1.45%
BellRing Brands, Inc.(b)	81,677	6,081,669
Estee Lauder Cos., Inc. (The), Class A(c)	65,395	4,316,070
		10,397,739
Pharmaceuticals–3.13%
Eli Lilly and Co.	17,083	14,109,020
Sanofi S.A., ADR	148,380	8,229,155
		22,338,175
Property & Casualty Insurance–0.88%
Hartford Insurance Group, Inc. (The)	50,908	6,298,847
Restaurants–1.53%
McDonald’s Corp.	35,013	10,937,011
Semiconductor Materials & Equipment–0.63%
ASML Holding N.V., New York Shares (Netherlands)	6,838	4,531,064
Semiconductors–8.41%
Broadcom, Inc.	73,564	12,316,821
NVIDIA Corp.	353,535	38,316,123
Texas Instruments, Inc.	52,546	9,442,516
		60,075,460
Shares		Value
Systems Software–7.60%
Microsoft Corp.	129,065	$48,449,710
ServiceNow, Inc.(b)	7,367	5,865,164
		54,314,874
Technology Hardware, Storage & Peripherals–5.91%
Apple, Inc.	190,194	42,247,793
Tobacco–1.61%
Philip Morris International, Inc.	72,327	11,480,465
Transaction & Payment Processing Services–2.63%
Fiserv, Inc.(b)	40,722	8,992,639
Mastercard, Inc., Class A	17,900	9,811,348
		18,803,987
Total Common Stocks & Other Equity Interests (Cost $480,261,125)		705,147,035
Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	3,483,266	3,483,266
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	6,468,928	6,468,928
Total Money Market Funds (Cost $9,952,194)		9,952,194
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $490,213,319)		715,099,229
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.87%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,716,803	1,716,803
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,465,748	4,467,088
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,183,891)		6,183,891
TOTAL INVESTMENTS IN SECURITIES–100.92% (Cost $496,397,210)		721,283,120
OTHER ASSETS LESS LIABILITIES—(0.92)%		(6,585,411)
NET ASSETS–100.00%		$714,697,709
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,224,364	$9,566,023	$(9,307,121)	$-	$-	$3,483,266	$26,721
Invesco Treasury Portfolio, Institutional Class	5,988,108	17,765,473	(17,284,653)	-	-	6,468,928	49,254
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,215,153	$35,643,762	$(35,142,112)	$-	$-	$1,716,803	$30,230*
Invesco Private Prime Fund	3,173,499	88,882,485	(87,588,896)	-	-	4,467,088	82,451*
Total	$13,601,124	$151,857,743	$(149,322,782)	$-	$-	$16,136,085	$188,656

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$690,059,148	$15,087,887	$—	$705,147,035
Money Market Funds	9,952,194	6,183,891	—	16,136,085
Total Investments	$700,011,342	$21,271,778	$—	$721,283,120
Invesco V.I. Core Equity Fund